INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2023	NexPoint Event Driven Fund

Shares		Value ($)
Common Stock — 63.0%
COMMUNICATION SERVICES — 0.2%
77	Shaw Communications, Class B	—
6,000	WideOpenWest(a)	63,780

		63,780

CONSUMER DISCRETIONARY — 0.4%
2,150	Hasbro(b)	115,433

ENERGY — 7.5%
10,000	Atlas Energy Solutions, Class A(a)(c)	170,300
47,200	DCP Midstream	1,969,184
6,300	New Fortress Energy, Inc., Class A	185,409

		2,324,893

FINANCIALS — 15.6%
219,833	Curtis Banks Group	924,159
52,792	First Horizon(b)	938,642
1,507	Focus Financial Partners, Class A(a)	78,168
6,869	Home Capital Group, Class B	209,620
13,081	Limestone Bancorp	291,837
170,269	MoneyGram International(a)(b)	1,774,203
1	Seacoast Banking Corp of Florida	14
101,285	Trean Insurance Group(a)	619,864

		4,836,507

HEALTHCARE — 17.8%
Biotechnology — 4.8%
13,787	Horizon Therapeutics (a)(b)	1,504,713

Healthcare Equipment & Supplies — 3.9%
92,354	Apollo Endosurgery (a)(b)	916,152
5,000	Globus Medical, Class A (a)	283,200

		1,199,352

Healthcare Providers & Services — 6.5%
162,754	Mediclinic International	1,000,950
26,088	Oak Street Health (a)	1,009,084

		2,010,034

Healthcare Technology — 0.8%
12,726	EMIS Group	236,025

Pharmaceuticals — 1.8%
225,000	Paratek Pharmaceuticals, Inc. (a)(c)	571,500

		5,521,624

INDUSTRIALS — 10.9%
16,512	Aerojet Rocketdyne Holdings(a)(b)	927,479
39,027	Atlas Technical Consultants(a)	475,739
29,955	Maxar Technologies(b)	1,529,502
50,000	Velan	471,423

		3,404,143

INFORMATION TECHNOLOGY — 1.2%
3,806	Magnet Forensics(a)	124,275
13,995	Qualtrics International, Class A(a)	249,531

		373,806

MATERIALS — 5.7%
253,313	AgroFresh Solutions(a)	759,939
3,500	Crown Holdings, Inc.	289,485
5,025	OZ Minerals	94,819

Shares		Value ($)
MATERIALS (continued)
24,913	Sisecam Resources	625,815

		1,770,058

REAL ESTATE — 1.2%
5,601	Indus Realty Trust REIT	371,290

UTILITIES — 2.5%
23,992	Electricite de France	309,930
9,497	PNM Resources	462,314

		772,244

	Total Common Stock (Cost $20,024,452)	19,553,778

Principal Amount ($)
U.S. Senior Loans (d) — 9.8%
ENERGY — 5.9%
	Centurion Pipeline, Term Loan, 1st Lien,
250,000	09/29/25	250,469
	Lotus Midstream (Centurion), Term Loan B, 1st Lien,
750,000	09/26/25	751,406
	Quarternorth Energy Holding, Term Loan, 2nd Lien,
804,000	08/27/26	802,493

		1,804,368

HEALTHCARE — 2.3%
	Carestream Health Inc., Term Loan, 1st Lien,
1,199,834	09/30/27 (e)(g)	716,001

INFORMATION TECHNOLOGY — 1.6%
	Maxar Technologies, Term Loan, 1st Lien,
500,000	06/14/29	500,495

	Total U.S. Senior Loans (Cost $3,392,426)	3,020,864

Shares
Preferred Stock — 3.5%
HEALTHCARE — 0.0%
Healthcare Technology — 0.0%
608,695	AMINO, Inc., Series C (a)(e)(f)(g)(h)	—

REAL ESTATE — 1.3%
17,000	Seritage Growth Properties 7.00%(c)(i)	392,360

UTILITIES — 2.2%
22,863	Brookfield Renewable Partners L.P. 5.00%(i)(j)	378,417
7,000	NextEra Energy, Inc. 6.93%, 09/01/2025	324,450

		702,867

	Total Preferred Stock (Cost $4,620,409)	1,095,227

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2023	NexPoint Event Driven Fund

Principal Amount ($)		Value ($)
Corporate Obligations — 2.1%
ENERGY — 1.1%
	ROCC Holdings
335,000	9.25%, 08/15/26 (k)	353,547

INDUSTRIALS — 1.0%
	Seaspan
300,000	6.50%, 04/29/26 (k)	302,805

	Total Corporate Obligations (Cost $652,031)	656,352

Shares
Exchange-Traded Fund — 0.3%
20,000	ProShares Ultra VIX Short-Term Futures ETF	93,000

	Total Exchange-Traded Fund (Cost $136,812)	93,000

Contracts
Purchased Call Options(a) — 0.1%
41	Total Purchased Call Options (Cost $21,920)	18,405

Units
Rights — 0.0%
HEALTHCARE — 0.0%
Healthcare Equipment & Supplies — 0.0%
3,352	Abiomed, Inc. (a)	3,419

	Total Rights (Cost $–)	3,419

Principal Amount ($)
Repurchase Agreements(l)(m) — 2.1%
249,000	BofA Securities dated 03/31/2023 to be repurchased on 04/03/2023, repurchase price $249,100 (collateralized by U.S. Government obligations, ranging in par value $5,045 - $119,695, 1.500% - 3.000%, 11/01/2049 – 02/01/2051; with total market value $253,980)	249,000
249,000	RBC Dominion Securities dated 03/31/2023 to be repurchased on 04/03/2023, repurchase price $249,100 (collateralized by U.S. Government obligations, ranging in par value $0 - $51,348, 0.000% - 6.380%, 04/06/2023 – 02/20/2053; with total market value $253,980)	249,000

Principal Amount ($)		Value ($)
162,089	Citigroup dated 03/31/2023 to be repurchased on 04/03/2023, repurchase price $162,154 (collateralized by U.S. Government obligations, ranging in par value $1 - $47,337, 1.500% - 7.000%, 12/26/2024 - 03/20/2053; with total market value $165,331)	162,089

	Total Repurchase Agreements (Cost $660,089)	660,089

Shares
Cash Equivalents — 29.0%
MONEY MARKET FUND(n) — 29.0%
9,007,988	Dreyfus Treasury Obligations Cash Management, Institutional Class 4.690%	9,007,988

	Total Cash Equivalents (Cost $9,007,988)	9,007,988

Total Investments—109.9% (Cost $38,516,127)		34,109,122

Securities Sold Short— (2.6)%
Common Stock — (2.6)%
CONSUMER DISCRETIONARY — (1.0)%
(3,528)	TravelCenters of America (o)	(305,172)

FINANCIALS — (1.0)%
(11,774)	Peoples Bancorp	(303,180)

INFORMATION TECHNOLOGY — (0.6)%
(24,849)	Cvent Holding, Class A (o)	(207,738)

	Total Common Stock (Proceeds $870,216)	(816,090)

	Total Securities Sold Short - (2.6)% (Proceeds $870,216)	(816,090)

Other Assets & Liabilities, Net - (7.3)%(p)		(2,269,805)

Net Assets - 100.0%		31,023,227

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $7,706,124.
(c)

Securities (or a portion of securities) on loan. As of March 31, 2023, the fair value of securities loaned was $625,166. The loaned securities were secured with cash and/or securities collateral of $659,125. Collateral is calculated based on prior day’s prices.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2023	NexPoint Event Driven Fund

(d)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of March 31, 2023, the LIBOR USD 1 Month and LIBOR USD 3 Month rates were 4.86% and 5.19%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(e)

Securities with a total aggregate value of $716,001, or 2.3% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(f)	There is currently no rate available.
(g)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $716,001, or 2.3% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2023. Please see Notes to Investment Portfolio.

(h)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stock	11/18/2016	$3,499,996	$0	0.0%

(i)	Perpetual security with no stated maturity date.
(j)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2023.

(k)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2023, these securities amounted to $656,352 or 2.1% of net assets.

(l)	Tri-Party Repurchase Agreement.
(m)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2023 was $660,089.
(n)	Rate reported is 7 day effective yield.
(o)	No dividend payable on security sold short.
(p)	As of March 31, 2023, $813,813 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of March 31, 2023	NexPoint Event Driven Fund

A list of the open forward contracts held by the Fund at March 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	06/15/23	GBP	259,104	USD	321,080	$309
Goldman Sachs	04/12/23-06/15/23	GBP	2,432	USD	2,962	(45,696)
Goldman Sachs	04/28/23-08/21/23	USD	264,863	CAD	363,027	3,594
Goldman Sachs	04/28/23-08/21/23	USD	329	CAD	441	(2,620)
Goldman Sachs	04/28/23	USD	661,288	GBP	544,275	11,904
Goldman Sachs	04/28/23	USD	766,910	AUD	1,149,577	3,530
Goldman Sachs	04/28/23	USD	235,731	AUD	351,176	(376)
Goldman Sachs	04/28/23	AUD	1,705,396	USD	1,179,621	36,675
Goldman Sachs	04/28/23-08/21/23	CAD	1,461,566	USD	1,093,544	11,895
Goldman Sachs	04/28/23-08/21/23	CAD	443	USD	325	(2,213)
Goldman Sachs	05/31/23	EUR	10,860	USD	11,862	26
Goldman Sachs	05/31/23	EUR	13,716	USD	14,903	(45)

						$16,983

Purchased options contracts outstanding as of March 31, 2023 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Apple	$125.00	Pershing	January 2024	11	$181,390	$4,654	$3,960
FedEx Corp.	220.00	Pershing	April 2023	15	342,735	9,308	13,470
FedEx Corp.	217.50	Pershing	April 2023	15	342,735	7,958	975

						$21,920	$18,405

Written options contracts outstanding as of March 31, 2023 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Apple	$175.00	Pershing	January 2024	(11)	$181,390	$(13,055)	$(15,125)
Horizon Therapeutics PLC	120.00	Pershing	May 2023	(30)	327,420	(569)	(150)
Maxar Technologies	55.00	Pershing	July 2023	(90)	459,540	(1,706)	(450)
TravelCenters of America	90.00	Pershing	June 2023	(4)	34,600	(36)	(320)

						$(15,366)	$(16,045)

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2023	NexPoint Merger Arbitrage Fund

Shares		Value ($)
Common Stock — 48.8%
COMMUNICATION SERVICES — 0.0%
3,056	Shaw Communications, Class B	—

ENERGY — 6.7%
1,971,766	DCP Midstream	82,262,077

FINANCIALS — 10.7%
1,923,269	First Horizon(a)	34,195,723
64,060	Focus Financial Partners, Class A(b)	3,322,792
392,431	Home Capital Group, Class B	11,975,764
6,664,414	MoneyGram International(a)(b)	69,443,194
0	Seacoast Banking Corp of Florida	4
2,047,363	Trean Insurance Group(b)	12,529,862

		131,467,339

HEALTHCARE — 14.9%
3,521,065	Apollo Endosurgery(b)	34,928,965
381,428	EMIS Group	7,074,224
631,511	Horizon Therapeutics(a)(b)	68,923,110
5,195,530	Mediclinic International	31,952,924
1,037,653	Oak Street Health(b)	40,136,418

		183,015,641

INDUSTRIALS — 11.1%
764,266	Aerojet Rocketdyne Holdings(a)(b)	42,928,821
1,713,263	Atlas Technical Consultants(b)	20,884,676
1,390,759	Maxar Technologies(a)	71,012,155
200,000	Velan	1,885,691

		136,711,343

INFORMATION TECHNOLOGY — 1.0%
76,894	Magnet Forensics(b)	2,510,767
565,432	Qualtrics International, Class A (a)(b)	10,081,652

		12,592,419

MATERIALS — 1.9%
1,765,122	AgroFresh Solutions(b)	5,295,366
216,565	OZ Minerals	4,086,455
550,135	Sisecam Resources(c)	13,819,391

		23,201,212

REAL ESTATE — 1.2%
220,530	Indus Realty Trust REIT	14,618,934

UTILITIES — 1.3%
730,295	Electricite de France	9,434,003
128,473	PNM Resources	6,254,066

		15,688,069

	Total Common Stock (Cost $615,700,931)	599,557,034

Principal Amount ($)
Asset-Backed Securities — 9.2%
	Ares LXVII CLO, Series 2022-67A, Class A2
5,000,000	TSFR3M + 2.650%, 7.25%, 1/25/2036 (d)(e)	5,000,000
	Black Diamond CLO, Series 2022-1A, Class A1A
5,000,000	TSFR3M + 2.500%, 7.08%, 10/25/2035 (d)(e)	4,996,000

Principal Amount ($)		Value ($)
	Bridge Street CLO III, Series 2022-1A, Class A2
3,500,000	TSFR3M + 2.950%, 7.55%, 10/20/2034 (d)(e)	3,493,000
	Bridge Street CLO III, Series 2022-1A, Class A1
9,000,000	TSFR3M + 2.300%, 6.90%, 10/20/2034 (d)(e)	9,000,000
	Capital Four US CLO III, Series 2023-2A, Class A2
6,000,000	TSFR3M + 3.000%, 7.63%, 1/21/2035 (d)(e)	5,967,000
	Carlyle US CLO, Series 2022-4A, Class A2
6,500,000	TSFR3M + 2.250%, 6.91%, 7/25/2034 (d)(e)	6,500,000
	Carlyle US CLO, Series 2022-6A, Class A
5,000,000	TSFR3M + 2.250%, 6.85%, 10/25/2034 (d)(e)	5,005,000
	Danby Park CLO, Series 2022-1A, Class A2
5,000,000	TSFR3M + 2.750%, 6.85%, 10/21/2035 (d)(e)	5,012,500
	Empower CLO, Series 2022-1A, Class A2
8,000,000	TSFR3M + 2.500%, 6.46%, 10/20/2034 (d)(e)	7,960,000
	Halseypoint CLO VI, Series 2022-6A, Class A2
6,000,000	TSFR3M + 2.650%, 6.15%, 10/20/2034 (d)(e)	5,964,000
	Newark BSL CLO 1, Series 2020-1A, Class A1R
4,270,671	TSFR3M + 1.362%, 6.03%, 12/21/2029 (d)(e)	4,224,975
	OFSI BSL XII, Series 2023-12A, Class A1
10,000,000	TSFR3M + 2.400%, 7.35%, 1/20/2035 (d)(e)	10,000,000
	Park Blue CLO II, Series 2023-2A, Class A2
6,000,000	TSFR3M + 2.900%, 7.54%, 1/20/2035 (d)(e)	5,976,000
	Saratoga Investment Senior Loan Fund, Series 2022-1A, Class A2
5,000,000	TSFR3M + 2.600%, 6.61%, 10/20/2033 (d)(e)	4,930,000
	Sycamore Tree CLO, Series 2023-2A
10,000,000	0.00%, 4/20/2035 (f)	9,950,000
	Tikehau US CLO II, Series 2022-1A, Class AJ
5,000,000	TSFR3M + 2.600%, 7.24%, 7/20/2033 (d)(e)	5,000,000

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2023	NexPoint Merger Arbitrage Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
	Venture XXVII CLO, Series 2017-27RA, Class A
14,134,239	ICE LIBOR USD 3 Month + 1.300%, 6.12%, 7/21/2030 (d)(e)	13,886,890

	Total Asset-Backed Securities (Cost $112,952,626)	112,865,365

U.S. Senior Loans (g) — 5.7%
ENERGY — 3.7%
	Centurion Pipeline, Term Loan, 1st Lien,
9,750,000	09/29/25	9,768,281
	Lotus Midstream (Centurion), Term Loan B, 1st Lien,
29,250,000	09/26/25	29,304,844
	Quarternorth Energy Holding, Term Loan, 2nd Lien,
7,000,000	08/27/26	6,986,875

		46,060,000

INFORMATION TECHNOLOGY — 0.5%
	Maxar Technologies, Term Loan, 1st Lien,
6,500,000	06/14/29	6,506,435

MATERIALS — 1.5%
	Diamond BC, Term loan, 1st Lien,
18,000,000	09/29/28	17,956,440

	Total U.S. Senior Loans (Cost $70,590,349)	70,522,875

Corporate Obligations — 1.9%
ENERGY — 0.8%
	ROCC Holdings
9,025,000	9.25%, 08/15/26 (e)	9,524,660

INDUSTRIALS — 0.2%
	Seaspan
2,700,000	6.50%, 04/29/26 (e)	2,725,245

MATERIALS — 0.9%
	Rayonier AM Products
11,357,000	5.50%, 06/01/24 (c)(e)	11,374,376

Total Corporate Obligations (Cost $23,616,712)		23,624,281

Convertible Bond — 1.2%
COMMUNICATION SERVICES — 1.2%
	Radius Global Infrastructure
15,000,000	2.50%, 09/15/26 (e)	14,662,500

	Total Convertible Bond (Cost $14,653,597)	14,662,500

Special Purpose Acquisition Companies — 0.7%
24,500	AltEnergy Acquisition, Class A(b)	254,310
52,078	Banner Acquisition(b)	533,279
10,000	Blockchain Coinvestors Acquisition I(b)	105,300

Shares		Value ($)
225,000	Energem(b)	2,389,500
60,927	Everest Consolidator Acquisition(b)	624,502
145,507	Green Visor Financial Technology Acquisition I(b)	1,543,829
294,324	Integrated Rail and Resources Acquisition(b)	3,190,472
38,968	Talon 1 Acquisition(b)	432,155

		9,073,347

	Total Special Purpose Acquisition Companies (Cost $8,549,405)	9,073,347

Units
Warrants — 0.0%
HEALTHCARE — 0.0%
71,084	Apollomics, Expires 12/11/2027(b)	7,506

INFORMATION TECHNOLOGY — 0.0%
113,155	SMX Security Matters, Expires 03/10/2028	5,658

REAL ESTATE — 0.0%
12,612	Appreciate Holdings, Expires 12/02/2027(b)	260

SPECIAL PURPOSE ACQUISITION COMPANY — 0.0%
12,500	AltEnergy Acquisition, Expires 11/05/2028(b)	1,001
125,076	Athena Consumer Acquisition, Expires 08/03/2028(b)	19,825
9,769	Biote, Expires 02/15/2027(b)	4,189
150,000	Fat Projects Acquisition, Expires 06/19/2026(b)	8,520
181,950	GoGreen Investments, Expires 06/07/2023(b)	106,450
125,000	Intelligent Medicine Acquisition, Expires 11/08/2026(b)	5,750
223,160	Parabellum Acquisition, Expires 10/03/2026(b)	2,232
198,080	Perception Capital II, Expires 01/03/2029(b)	21,541
108,741	Phoenix Biotech Acquisition, Expires 09/04/2026(b)	5,437
21,237	Seaport Global Acquisition II, Expires 11/20/2026(b)	1,378

		176,323

	Total Warrants (Cost $635,898)	189,747

Rights — 0.0%
HEALTHCARE — 0.0%
171,486	Abiomed, Inc. (b)	174,916

	Total Rights (Cost $–)	174,916

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2023	NexPoint Merger Arbitrage Fund

Shares		Value ($)
Preferred Stock — 0.0%
HEALTHCARE — 0.0%
434,783	AMINO, Inc., Series C (b)(h)(i)(j)(k)	—

	Total Preferred Stock (Cost $2,500,002)	—

Principal Amount ($)
Repurchase Agreements(l)(m) — 0.7%
1,998,794	HSBC Securities dated 03/31/20223 to be repurchased on 04/03/2023, repurchase price $1,999,594 (collateralized by U.S. Government obligations, ranging in par value $5,996 - $1,268,732, 0.000% - 6.500%, 06/15/2024 – 02/15/2053; with total market value $2,038,770)	1,998,794
1,998,794	BofA Securities dated 03/31/20223 to be repurchased on 04/03/2023, repurchase price $1,999,597 (collateralized by U.S. Government obligations, ranging in par value $40,500 - $960,823, 1.500% - 3.000%, 11/01/2049 – 02/01/2051; with total market value $2,038,770)	1,998,794
1,998,794	RBC Dominion Securities dated 03/31/2023 to be repurchased on 04/03/2023, repurchase price $1,999,597 (collateralized by U.S. Government obligations, ranging in par value $0 - $412,188, 0.000% - 6.380%, 04/06/2023 – 02/20/2053; with total market value $2,038,770)	1,998,794
1,998,794	Deutsche Bank dated 03/31/20223 to be repurchased on 04/03/2023, repurchase price $1,999,597 (collateralized by U.S. Government obligations, ranging in par value $1 - $97,663, 1.500% - 7.000%, 02/01/2026 – 04/01/2053; with total market value $2,038,770)	1,998,794
366,779	Daiwa Capital Markets dated 03/31/20223 to be repurchased on 04/03/2023, repurchase price $366,926 (collateralized by U.S. Government obligations, ranging in par value $0 - $179,063, 1.500% - 7.000%, 08/01/2023 – 04/01/2053; with total market value $374,115)	366,779

	Total Repurchase Agreements (Cost $8,361,955)	8,361,955

Shares		Value ($)
Cash Equivalents — 38.3%
MONEY MARKET FUND(n) — 38.3%
470,272,462	Dreyfus Treasury Obligations Cash Management, Institutional Class 4.690%	470,272,462

	Total Cash Equivalents (Cost $470,272,462)	470,272,462

Total Investments—106.5% (Cost $1,327,833,937)		1,309,304,482

Securities Sold Short— (1.4)%
Common Stock — (1.4)%
CONSUMER DISCRETIONARY — (0.7)%
(98,960)	TravelCenters of America (o)	(8,560,040)

INFORMATION TECHNOLOGY — (0.7)%
(1,016,146)	Cvent Holding, Class A (o)	(8,494,980)

	Total Common Stock (Proceeds $17,046,099)	(17,055,020)

	Total Securities Sold Short—(1.4)% (Proceeds $17,046,099)	(17,055,020)

Other Assets & Liabilities, Net - (5.1)%(p)		(62,813,744)

Net Assets—100.0%		1,229,435,718

(a)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $214,466,815.
(b)	Non-income producing security.
(c)

Securities (or a portion of securities) on loan. As of March 31, 2023, the fair value of securities loaned was $8,067,318. The loaned securities were secured with cash and/or securities collateral of $8,233,966. Collateral is calculated based on prior day’s prices.

(d)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(e)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2023, these securities amounted to $141,202,146 or 11.5% of net assets.

(f)	No interest rate available.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2023	NexPoint Merger Arbitrage Fund

(g)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of March 31, 2023, the LIBOR USD 1 Month and LIBOR USD 3 Month rates were 4.86% and 5.19%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(h)

Securities with a total aggregate value of $0, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(i)	There is currently no rate available.
(j)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $0, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2023. Please see Notes to Investment Portfolio.

(k)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stock	11/18/2016	$2,500,002	$0	0.0%

(l)	Tri-Party Repurchase Agreement.
(m)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2023 was $8,361,955.
(n)	Rate reported is 7 day effective yield.
(o)	No dividend payable on security sold short.
(p)	As of March 31, 2023, $51,050,024 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of March 31, 2023	NexPoint Merger Arbitrage Fund

A list of the open forward contracts held by the Fund at March 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman	04/28/23-08/21/23	USD	141	CAD	189	$(930)
Goldman Sachs	04/12/23-04/28/23	GBP	50,715	USD	61,252	(1,474,921)
Goldman Sachs	04/28/23	USD	21,682,246	GBP	17,857,176	404,607
Goldman Sachs	04/28/23-08/21/23	USD	8,902,339	CAD	12,200,139	119,550
Goldman Sachs	04/28/23-08/21/23	USD	14,907	CAD	19,954	(126,664)
Goldman Sachs	04/28/23	USD	22,133,826	AUD	33,236,944	141,366
Goldman Sachs	04/28/23	USD	12,595,476	AUD	18,762,633	(20,877)
Goldman Sachs	04/28/23-08/21/23	CAD	38,478,657	USD	28,726,330	241,763
Goldman Sachs	04/28/23-08/21/23	CAD	16,632	USD	12,254	(60,708)
Goldman Sachs	04/28/23	AUD	61,036,470	USD	42,595,074	1,688,814
Goldman Sachs	05/31/23	EUR	330,480	USD	360,972	808
Goldman Sachs	05/31/23	EUR	417,540	USD	453,667	(1,378)

						$911,430

Written options contracts outstanding as of March 31, 2023 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Horizon Therapeutics PLC	$120.00	Pershing	May 2023	(890)	$9,713,460	$(16,866)	$(4,450)
Maxar Technologies	55.00	Pershing	July 2023	(4,172)	21,302,232	(79,212)	(20,860)
TravelCenters of America	90.00	Pershing	June 2023	(185)	1,600,250	(1,656)	(14,800)
Qualtrics International	20.00	Pershing	January 2024	(500)	891,500	(1,985)	(5,000)

						$(99,719)	$(45,110)

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2023	NexPoint Funds I

Organization

NexPoint Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three portfolios that were offered as of March 31, 2023, each of which is non-diversified. This report includes information for the three months ended March 31, 2023 for NexPoint Event Driven Fund (the “Event Driven Fund”) (formerly Highland Healthcare Opportunities Fund) and NexPoint Merger Arbitrage Fund (the “Merger Arbitrage Fund”) (each a “Fund” and, collectively, the “Funds”). Highland/iBoxx Senior Loan ETF is reported separately.

On September 15, 2022, the Board of Trustees (the “Board”) of Highland Funds I approved a change of the Trust’s name from Highland Funds I to the NexPoint Funds I.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated NexPoint as the Funds’ valuation designee to perform the fair valuation determination for securities and other assets held by the Funds. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

The Funds’ investments are recorded at fair value. In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (“NYSE”), National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies and procedures adopted by the Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint Asset Management, L.P. (formerly Highland Capital Management Fund Advisors, L.P.) (“NexPoint” or the “Investment Adviser”) has determined to have the capability to provide appropriate pricing services which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”), will be valued by the Funds at fair value, as determined by the Valuation Committee in good faith in accordance with policies and procedures established by NexPoint and approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Valuation Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2023	NexPoint Funds I

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Valuation Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Valuation Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Funds’ senior loans and bonds are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, other registered investment companies, rights, warrants, forward contracts and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2023	NexPoint Funds I

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control.

The Event Driven Fund and Merger Arbitrage Fund did not have any affiliated issuers as of March 31, 2023.

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.